Cover	12 Months Ended
Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-15014
Entity Registrant Name	Sun Life Financial Inc.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1 York Street, 31st Floor
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 0B6
City Area Code	416
Local Phone Number	979-9966
Title of 12(b) Security	Common Shares
Trading Symbol	SLF
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001097362
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Common shares
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	584,617,001
Class A Preferred Shares Series 3
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	10,000,000
Class A Preferred Shares Series 4
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	12,000,000
Class A Preferred Shares Series 5
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	10,000,000
Class A Preferred Shares Series 8R
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	6,217,331
Class A Preferred Shares Series 9QR
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	4,982,669
Class A Preferred Shares Series 10R
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	6,838,672
Class A Preferred Shares Series 11QR
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	1,161,328
Class A Preferred Shares Series 14
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	1,000,000
Business Contact
Disclosure of classes of share capital [line items]
Entity Address, Address Line One	One Sun Life Executive Park
Entity Address, City or Town	Wellesley Hills
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02481
City Area Code	781
Local Phone Number	237-6030
Contact Personnel Name	Sun Life Assurance Company of Canada – U.S. Operations Holdings, Inc.